Other Liabilities, Provisions and Commitments - Summary of Other Non-current Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 1,897	$ 1,376
Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	1,436	733
Security deposits [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 461	$ 643